Employee Benefit Plans (Supplemental Retirement Programs) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) investment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Maximum deferral of base salary	50.00%
Maximum deferral of incentive compensation bonuses	100.00%
Number of permitted investment alternatives | investment	3
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits [Member]
Expenses associated with deferred compensation plan	$ 0.5	$ 1.3	$ 1.2
Deferred compensation liability	$ 34.5	45.5
Supplemental Employee Retirement Plan [Member]
Years since benefit was last offered to employees	6 years
Net periodic benefit cost SERP Restoration	$ 6.3	7.1	$ 7.6
Benefit obligation SERP Restoration	$ 28.4	$ 32.1
Supplemental Life Plan [Member]
Years since benefit was last offered to employees	5 years
Additional death benefits, minimum range	$ 0.4
Additional death benefits, maximum range	$ 2.0